Accrued And Other Liabilities (Other Liabilities) (Detail) - USD ($) $ in Thousands	Jun. 24, 2015	Jun. 25, 2014
ACCRUED AND OTHER LIABILITIES [Abstract]
Straight-line rent	$ 56,345	$ 57,462
Insurance	30,988	36,352
Landlord contributions	24,785	23,404
Unrecognized tax benefits	5,144	5,247
Other	7,771	6,633
Other liabilities	$ 125,033	$ 129,098